Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000175723 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Large‑Cap Growth ETF
Class Name	Nuveen ESG Large‑Cap Growth ETF
Trading Symbol	NULG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Large‑Cap Growth ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Growth ETF	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 1,414,747,246
Holdings Count | Holding	73
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,414,747,246

Total number of portfolio holdings	73

Portfolio turnover (%)	27%

Holdings [Text Block]
C000175724 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Large‑Cap Value ETF
Class Name	Nuveen ESG Large‑Cap Value ETF
Trading Symbol	NULV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Large‑Cap Value ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Value ETF	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[2]
Net Assets	$ 1,598,279,882
Holdings Count | Holding	111
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,598,279,882

Total number of portfolio holdings	111

Portfolio turnover (%)	30%

Holdings [Text Block]
C000175725 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Mid‑Cap Growth ETF
Class Name	Nuveen ESG Mid‑Cap Growth ETF
Trading Symbol	NUMG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Growth ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid‑Cap Growth ETF	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[3]
Net Assets	$ 384,471,858
Holdings Count | Holding	43
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$384,471,858

Total number of portfolio holdings	43

Portfolio turnover (%)	49%

Holdings [Text Block]
C000175726 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Mid‑Cap Value ETF
Class Name	Nuveen ESG Mid‑Cap Value ETF
Trading Symbol	NUMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Value ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid‑Cap Value ETF	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[4]
Net Assets	$ 352,000,736
Holdings Count | Holding	100
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$352,000,736

Total number of portfolio holdings	100

Portfolio turnover (%)	35%

Holdings [Text Block]
C000175727 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Small‑Cap ETF
Class Name	Nuveen ESG Small‑Cap ETF
Trading Symbol	NUSC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Small‑Cap ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Small‑Cap ETF	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[5]
Net Assets	$ 1,058,918,154
Holdings Count | Holding	466
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,058,918,154

Total number of portfolio holdings	466

Portfolio turnover (%)	26%

Holdings [Text Block]
C000183268 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG International Developed Markets Equity ETF
Class Name	Nuveen ESG International Developed Markets Equity ETF
Trading Symbol	NUDM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG International Developed Markets Equity ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG International Developed Markets Equity ETF	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[6]
Net Assets	$ 527,301,346
Holdings Count | Holding	151
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$527,301,346

Total number of portfolio holdings	151

Portfolio turnover (%)	31%

Holdings [Text Block]
C000183269 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Emerging Markets Equity ETF
Class Name	Nuveen ESG Emerging Markets Equity ETF
Trading Symbol	NUEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Emerging Markets Equity ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Emerging Markets Equity ETF	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[7]
Net Assets	$ 300,866,077
Holdings Count | Holding	187
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$300,866,077

Total number of portfolio holdings	187

Portfolio turnover (%)	35%

Holdings [Text Block]
C000206035 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Large‑Cap ETF
Class Name	Nuveen ESG Large‑Cap ETF
Trading Symbol	NULC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Large‑Cap ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap ETF	$10	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[8]
Net Assets	$ 41,872,449
Holdings Count | Holding	119
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$41,872,449

Total number of portfolio holdings	119

Portfolio turnover (%)	31%

Holdings [Text Block]
C000227558 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth ETF
Class Name	Nuveen Dividend Growth ETF
Trading Symbol	NDVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Dividend Growth ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Dividend Growth ETF	$32	0.64%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[9]
Net Assets	$ 11,699,045
Holdings Count | Holding	42
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$11,699,045

Total number of portfolio holdings	42

Portfolio turnover (%)	5%

Holdings [Text Block]
C000227559 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Select ETF
Class Name	Nuveen Small Cap Select ETF
Trading Symbol	NSCS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Small Cap Select ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Small Cap Select ETF	$43	0.85%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[10]
Net Assets	$ 7,214,271
Holdings Count | Holding	78
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$7,214,271

Total number of portfolio holdings	78

Portfolio turnover (%)	28%

Holdings [Text Block]
C000227560 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG ETF
Class Name	Nuveen Winslow Large‑Cap Growth ESG ETF
Trading Symbol	NWLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Winslow Large‑Cap Growth ESG ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Winslow Large‑Cap Growth ESG ETF	$32	0.64%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[11]
Net Assets	$ 8,934,306
Holdings Count | Holding	44
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$8,934,306

Total number of portfolio holdings	44

Portfolio turnover (%)	60%

Holdings [Text Block]
C000228786 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Dividend ETF
Class Name	Nuveen ESG Dividend ETF
Trading Symbol	NUDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Dividend ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Dividend ETF	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[12]
Net Assets	$ 26,947,020
Holdings Count | Holding	124
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$26,947,020

Total number of portfolio holdings	124

Portfolio turnover (%)	35%

Holdings [Text Block]
C000230537 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Growth Opportunities ETF
Class Name	Nuveen Growth Opportunities ETF
Trading Symbol	NUGO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Growth Opportunities ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Growth Opportunities ETF	$28	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[13]
Net Assets	$ 2,551,179,912
Holdings Count | Holding	44
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$2,551,179,912

Total number of portfolio holdings	44

Portfolio turnover (%)	19%

Holdings [Text Block]

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	Annualized for period less than one year.
[12]	Annualized for period less than one year.
[13]	Annualized for period less than one year.